Fair Value of Identifiable Assets and Liabilities (Detail) - USD ($) $ in Millions			4 Months Ended
	Feb. 06, 2015	Oct. 16, 2012	Dec. 31, 2012
Liabilities
Gain from bargain purchase			$ 16.6
Q-CELLS SE
Assets
Cash and cash equivalents		$ 24.4
Trade accounts receivable		8.9
Inventories		104.6
Advance payments		10.6
Property, plant and equipment		171.6
In-process development projects		8.7
Other intangible assets		22.2
Other current and non-current assets		0.5
Assets held for sale		10.0
Total assets		361.6
Liabilities
Trade and other payables		14.4
Borrowings		159.9
Accrued expenses		9.8
Other current liabilities		17.4
Warranty provision		24.3
Total liabilities		225.8
Total identifiable net assets		135.8
Gain from bargain purchase		16.6
Net assets acquired		$ 119.2
Hanwha SolarOne
Assets
Cash and cash equivalents	$ 70.2
Trade accounts receivable	156.5
Other current assets	407.8
Property, plant and equipment	614.3
Land use right	55.0
Other long-term assets	9.5
Total assets	1,313.3
Liabilities
Short-term debt	219.4
Borrowings	351.6
Other current liabilities	394.2
Long-term debt, net of current portion	248.6
Other long-term liabilities	4.2
Total liabilities	1,218.0
Net assets acquired	95.3
Goodwill	0.5
Total fair value of purchase price consideration	$ 95.8